SUBSEQUENT EVENTS (Narrative) (Details) (Subsequent Event [Member], Renewed Framework [Member], USD $) In Thousands, unless otherwise specified	1 Months Ended
Apr. 12, 2013
Subsequent Event [Member] | Renewed Framework [Member]
Subsequent Event [Line Items]
Payment to company for settlement of contingent receivable	$ 13,843
Aggregate liability written off due to restructuring of agreement	14,182
Termination fee to be paid in several tranches over the balance of fiscal year 2014, relating to the restructuring of the operational framework	8,845
Gain to be recognized from restructuring of operational framework	5,969
Collection of overdue accounts receivable as at April 10th	19,409
Collection of contingent receivable previously recorded	$ 13,843